NOTE 6 - OIL AND GAS	6 Months Ended
Jun. 30, 2012
Extractive Industries [Abstract]
NOTE 6 - OIL AND GAS

6.	Oil and Gas

Oil and Gas Properties:	June 30, 2012	December 31, 2011
Oil and gas properties – proved reserves	$2,066,367	$2,053,981
Development costs	165,162	165,162
Accumulated depletion	(184,476)	(109,520)

Oil and gas properties - net	$2,047,052	$2,109,623

Depletion expense was $76,720 and $73,268 for six months ended June 30, 2012 and June 30, 2011, respectively.